SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net sales	¥ 309,250,000	¥ 118,246,000
Cost of goods sold	262,055,000	116,340,000
Gross profit	47,195,000	1,906,000
Other income	2,831,000	1,682,000
Administrative expenses	(38,715,000)	(6,405,000)
Finance costs		(14,000)
Income (loss) before taxation	(37,883,000)	582,000
Gain on disposal of discontinued operations	(1,385,000)	(26,245,000)
Total comprehensive income (loss) for the period	30,431,000	(25,632,000)
Net cash generated from operating activities from discontinued operations	(38,565,000)	7,623,000
Net cash used in investing activities from discontinued operations	2,185,000	(8,567,000)
Net cash used in financing activities from discontinued operations	39,159,000	(12,030,000)
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	2,779,000	(12,974,000)
Financial performance [member]
IfrsStatementLineItems [Line Items]
Net sales	2,701	16,715
Cost of goods sold	7,557	19,025
Gross profit	(4,856)	(2,310)
Other income	5,716	8,717
Selling and distribution expenses	(1,517)	(2,976)
Administrative expenses	(1,434)	(10,108)
Bad debt Reversal (expense)	1,000	(18,829)
Finance costs	(293)	(739)
Income (loss) before taxation	(1,384)	(26,245)
Gain on disposal of discontinued operations	73,846
Income tax expense
Total comprehensive income (loss) for the period	72,461	(26,245)
Net cash generated from operating activities from discontinued operations	14,118	8,406
Net cash used in investing activities from discontinued operations
Net cash used in financing activities from discontinued operations	(14,303)	(14,303)
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	¥ (185)	¥ (5,897)